Stockholder's Equity - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended						12 Months Ended				0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 03, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 2011 Stock Incentive Plan	Dec. 31, 2012 Member of the Board of Directors 2011 Stock Incentive Plan	Dec. 31, 2012 Scenario, Previously Reported	Dec. 31, 2012 Preferred stock, Series A, B, C, D $.001 par value	Dec. 31, 2012 Maximum 2011 Stock Incentive Plan	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	May 14, 2013 Common Stock	Mar. 09, 2012 Series A Preferred Stock	Oct. 01, 2009 Series A Preferred Stock	Sep. 30, 2012 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock	Dec. 31, 2012 Series C Preferred Stock	Sep. 30, 2012 Series D Preferred Stock	Dec. 31, 2012 Series D Preferred Stock	Dec. 31, 2012 Series D Preferred Stock Maximum
Class of Stock [Line Items]
Common Stock, Shares Authorized	100,000,000		100,000,000		100,000,000	20,792,279			20,792,279
Common Stock, Par or Stated Value Per Share	$ 0.01		$ 0.01		$ 0.01	$ 0.001			$ 0.001
Common Stock, Shares Issued	17,604,236		17,604,236		3,464,798	3,057,103
Common stock, shares outstanding	17,604,236		17,604,236		3,464,798	3,057,103
Shares issued												407,695	203,848			415,845				0	0	263,369		6,048,058	8,064,881
Shares issued, price per share												$ 2.45	$ 2.45			$ 3.61				$ 3.61		$ 3.61		$ 3.97	$ 3.97
Shares issued, total cash proceed			$ 101,645,000	$ 1,000,000	$ 1,000,000	$ 500,004
Dividends paid					0	0
Common stock, shares repurchased				0	630,699
Common stock repurchased, per share price					$ 2.89
Treasury stock value				910,000	1,820,000
Preferred stock, shares authorized	25,000,000		25,000,000		25,000,000	13,861,519				13,861,519
Preferred stock, par value					$ 0.001	$ 0.001
Preferred stock, unpaid cumulative dividends					19,000
Preferred stock cumulative dividend annual rate																15.00%						8.00%			7.00%
Special dividend as % of all net cash proceeds received																30.00%
Special dividend declared																		$ 0	$ 0	$ 0
Preferred stock shares conversion basis														1				1		1			1		1
Shares redeemed and retired															415,845
Preferred stock per share redemption price															$ 3.61		$ 3.61
Preferred stock cash redemption payment															1,500,000
Accrued and unpaid dividends, paid in cash	0	19,000	27,000	99,000	118,534	257,371									42,534		43,000
Preferred stock shares outstanding	0		0		8,342,112	693,076											0	0
Preferred stock, Shares issued	0		0		8,342,112	693,076														13,862
Preferred stock percentage of outstanding capital stock																									72.00%
Ownership percentage of outstanding voting stock																										50.00%
Number of shares authorized for grant as an incentive							1,386,152
Option expiration period											10 years
Stock option granted to purchase shares of common stock								101,494
Stock option exercised price per share			$ 18.00					$ 3.97
Fair value of option granted			$ 7.25	$ 0.78			$ 3.97
Expected volatility of option granted							18.00%
Expected dividend yield option granted							0.00%
Expected term of stock option granted							5 years 9 months
Risk free interest rate of stock option granted							1.01%
Stock options vesting description							The options vest and become exercisable in twelve equal quarterly periods from June 30, 2012 through June 30, 2015. The options may be exercised any time after vesting but no later than March 8, 2022.
Stock option number of shares vested							16,916
Stock option number of shares outstanding	1,539,880		1,539,880		101,494		84,578
Compensation expense			1,742,000	7,000	13,155
Unamortized cost of stock option					$ 65,776